LEASE LIABILITIES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LEASE LIABILITIES.
Opening balance	$ 1,076	$ 609
New liabilities and modifications of leases	1,670	955
Lease write off	(15)
Principal repayment	(408)	(488)
Ending balance	2,323	1,076
Current portion	329	295
Non-current portion	1,994	781
Expenses related to short term leases	$ 339	$ 572
Lease Of Assets Term	12 months